LOANS AND PAYMENT PLAN RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2014
LOANS AND PAYMENT PLAN RECEIVABLES [Abstract]
Loan portfolios
Our loan portfolios at December 31 follow:
	2014	2013
	(In thousands)
Real estate(1)
Residential first mortgages	$411,423	$431,812
Residential home equity and other junior mortgages	108,162	113,703
Construction and land development	54,644	50,290
Other(2)	447,837	440,348
Commercial	186,875	146,954
Consumer	154,591	126,443
Payment plan receivables	40,001	60,638
Agricultural	6,429	4,382
Total loans	$1,409,962	$1,374,570

(1)	Includes both residential and non-residential commercial loans secured by real estate.
(2)	Includes loans secured by multi-family residential and non-farm, non-residential property.

Analysis of allowance for loan losses by portfolio segment
An analysis of the allowance for loan losses by portfolio segment for the years ended December 31 follows:

				Payment
				Plan
	Commercial	Mortgage	Installment	Receivables	Unallocated	Total
	(In thousands)
2014
Balance at beginning of period	$6,827	$17,195	$2,246	$97	$5,960	$32,325
Additions (deductions)
Provision for loan losses	(1,683)	(1,029)	349	(36)	(737)	(3,136)
Recoveries credited to allowance	4,914	1,397	1,104	5	-	7,420
Loans charged against the allowance	(4,613)	(4,119)	(1,885)	(2)	-	(10,619)
Balance at end of period	$5,445	$13,444	$1,814	$64	$5,223	$25,990

2013
Balance at beginning of period	$11,402	$21,447	$3,378	$144	$7,904	$44,275
Additions (deductions)
Provision for loan losses	(2,336)	71	314	(93)	(1,944)	(3,988)
Recoveries credited to allowance	5,119	1,996	1,074	81	-	8,270
Loans charged against the allowance	(7,358)	(6,319)	(2,520)	(35)	-	(16,232)
Balance at end of period	$6,827	$17,195	$2,246	$97	$5,960	$32,325

2012
Balance at beginning of period	$18,183	$22,885	$6,146	$197	$11,473	$58,884
Additions (deductions)
Provision for loan losses	2,351	7,778	15	(3)	(3,254)	6,887
Recoveries credited to allowance	3,610	1,581	1,311	20	-	6,522
Loans charged against the allowance	(12,588)	(10,741)	(4,009)	(70)	-	(27,408)
Reclassification to loans held for sale	(154)	(56)	(85)	-	(315)	(610)
Balance at end of period	$11,402	$21,447	$3,378	$144	$7,904	$44,275

Allowance for loan losses and recorded investment in loans by portfolio segment
Allowance for loan losses and recorded investment in loans by portfolio segment follows:

				Payment
				Plan
	Commercial	Mortgage	Installment	Receivables	Unallocated	Total
	(In thousands)
2014
Allowance for loan losses:
Individually evaluated for impairment	$3,194	$9,311	$728	$-	$-	$13,233
Collectively evaluated for impairment	2,251	4,133	1,086	64	5,223	12,757
Total ending allowance balance	$5,445	$13,444	$1,814	$64	$5,223	$25,990

Loans
Individually evaluated for impairment	$34,147	$72,340	$6,679	$-		$113,166
Collectively evaluated for impairment	658,423	402,458	200,368	40,001		1,301,250
Total loans recorded investment	692,570	474,798	207,047	40,001		1,414,416
Accrued interest included in recorded investment	1,615	2,170	669	-		4,454
Total loans	$690,955	$472,628	$206,378	$40,001		$1,409,962

2013
Allowance for loan losses:
Individually evaluated for impairment	$3,878	$10,488	$792	$-	$-	$15,158
Collectively evaluated for impairment	2,949	6,707	1,454	97	5,960	17,167
Total ending allowance balance	$6,827	$17,195	$2,246	$97	$5,960	$32,325
Loans
Individually evaluated for impairment	$40,623	$78,022	$7,068	$-		$125,713
Collectively evaluated for impairment	596,235	410,887	185,676	60,638		1,253,436
Total loans recorded investment	636,858	488,909	192,744	60,638		1,379,149
Accrued interest included in recorded investment	1,624	2,276	679	-		4,579
Total loans	$635,234	$486,633	$192,065	$60,638		$1,374,570

Loans on non-accrual status and past due more than 90 days
Loans on non-accrual status and past due more than 90 days (“Non-performing Loans”) at December 31 follow:

	90+ and		Total Non-
	Still	Non-	Performing
	Accruing	Accrual	Loans
	(In thousands)
2014
Commercial
Income producing - real estate	$-	$1,233	$1,233
Land, land development and construction - real estate	-	594	594
Commercial and industrial	-	2,746	2,746
Mortgage
1-4 family	7	5,945	5,952
Resort lending	-	2,168	2,168
Home equity - 1st lien	-	331	331
Home equity - 2nd lien	-	605	605
Installment
Home equity - 1st lien	-	576	576
Home equity - 2nd lien	-	517	517
Loans not secured by real estate	-	454	454
Other	-	48	48
Payment plan receivables
Full refund	-	2	2
Partial refund	-	12	12
Other	-	-	-
Total recorded investment	$7	$15,231	$15,238
Accrued interest included in recorded investment	$-	$-	$-
2013
Commercial
Income producing - real estate	$-	$1,899	$1,899
Land, land development and construction - real estate	-	1,036	1,036
Commercial and industrial	-	2,434	2,434
Mortgage
1-4 family	-	6,594	6,594
Resort lending	-	2,668	2,668
Home equity - 1st lien	-	415	415
Home equity - 2nd lien	-	689	689
Installment
Home equity - 1st lien	-	938	938
Home equity - 2nd lien	-	571	571
Loans not secured by real estate	-	638	638
Other	-	-	-
Payment plan receivables
Full refund	-	20	20
Partial refund	-	3	3
Other	-	-	-
Total recorded investment	$-	$17,905	$17,905
Accrued interest included in recorded investment	$-	$-	$-

Aging analysis of loans by class

	Loans Past Due				Loans not	Total
	30-59 days	60-89 days	90+ days	Total	Past Due	Loans
	(In thousands)
2014
Commercial
Income producing - real estate	$89	$-	$214	$303	$252,763	$253,066
Land, land development and construction - real estate	131	-	223	354	33,984	34,338
Commercial and industrial	2,391	279	209	2,879	402,287	405,166
Mortgage
1-4 family	1,877	1,638	5,952	9,467	269,719	279,186
Resort lending	226	-	2,168	2,394	126,342	128,736
Home equity - 1st lien	39	50	331	420	19,782	20,202
Home equity - 2nd lien	711	89	605	1,405	45,269	46,674
Installment
Home equity - 1st lien	466	37	576	1,079	20,995	22,074
Home equity - 2nd lien	369	81	517	967	28,125	29,092
Loans not secured by real estate	589	231	454	1,274	152,115	153,389
Other	15	3	48	66	2,426	2,492
Payment plan receivables
Full refund	838	214	2	1,054	26,799	27,853
Partial refund	409	123	12	544	6,550	7,094
Other	96	24	-	120	4,934	5,054
Total recorded investment	$8,246	$2,769	$11,311	$22,326	$1,392,090	$1,414,416
Accrued interest included in recorded investment	$55	$29	$-	$84	$4,370	$4,454

2013
Commercial
Income producing - real estate	$1,014	$428	$878	$2,320	$249,313	$251,633
Land, land development and construction - real estate	781	129	256	1,166	30,670	31,836
Commercial and industrial	1,155	1,665	318	3,138	350,251	353,389
Mortgage
1-4 family	3,750	224	6,594	10,568	270,855	281,423
Resort lending	698	234	2,668	3,600	142,356	145,956
Home equity - 1st lien	172	-	415	587	18,214	18,801
Home equity - 2nd lien	663	73	689	1,425	41,304	42,729
Installment
Home equity - 1st lien	557	134	938	1,629	25,513	27,142
Home equity - 2nd lien	536	136	571	1,243	36,701	37,944
Loans not secured by real estate	833	281	638	1,752	123,295	125,047
Other	22	12	-	34	2,577	2,611
Payment plan receivables
Full refund	1,364	349	20	1,733	46,344	48,077
Partial refund	190	20	3	213	4,840	5,053
Other	122	4	-	126	7,382	7,508
Total recorded investment	$11,857	$3,689	$13,988	$29,534	$1,349,615	$1,379,149
Accrued interest included in recorded investment	$100	$26	$-	$126	$4,453	$4,579

Impaired loans
Impaired loans are as follows :

	December 31,
	2014	2013
Impaired loans with no allocated allowance	(In thousands)
TDR	$9,325	$13,006
Non - TDR	299	334
Impaired loans with an allocated allowance
TDR - allowance based on collateral	5,879	10,085
TDR - allowance based on present value cash flow	94,970	101,131
Non - TDR - allowance based on collateral	2,296	688
Non - TDR - allowance based on present value cash flow	-	-
Total impaired loans	$112,769	$125,244
Amount of allowance for loan losses allocated
TDR - allowance based on collateral	$2,025	$3,127
TDR - allowance based on present value cash flow	10,188	11,777
Non - TDR - allowance based on collateral	1,020	254
Non - TDR - allowance based on present value cash flow	-	-
Total amount of allowance for loan losses allocated	$13,233	$15,158
Impaired loans by class as of December 31 are as follows (1):

	2014			2013
		Unpaid			Unpaid
	Recorded	Principal	Related	Recorded	Principal	Related
	Investment	Balance	Allowance	Investment	Balance	Allowance
With no related allowance recorded:	(In thousands)
Commercial
Income producing - real estate	$5,868	$6,077	$-	$7,042	$7,178	$-
Land, land development & construction-real estate	1,051	1,606	-	2,185	3,217	-
Commercial and industrial	2,685	2,667	-	4,110	4,087	-
Mortgage
1-4 family	-	49	-	8	8	-
Resort lending	48	397	-	35	163	-
Home equity - 1st lien	-	-	-	-	-	-
Home equity - 2nd lien	-	-	-	-	-	-
Installment
Home equity - 1st lien	-	40	-	-	-	-
Home equity - 2nd lien	-	-	-	-	-	-
Loans not secured by real estate	-	-	-	-	-	-
Other	-	-	-	-	-	-
	9,652	10,836	-	13,380	14,653	-
With an allowance recorded:
Commercial
Income producing - real estate	12,836	13,797	689	14,538	15,631	1,161
Land, land development & construction-real estate	3,456	3,528	499	3,366	4,130	686
Commercial and industrial	8,251	8,486	2,006	9,382	9,529	2,031
Mortgage
1-4 family	53,206	56,063	6,195	57,612	60,768	7,236
Resort lending	18,799	18,963	3,075	20,171	20,608	3,221
Home equity - 1st lien	162	177	14	154	164	11
Home equity - 2nd lien	125	205	27	42	118	20
Installment
Home equity - 1st lien	2,744	2,930	219	2,959	3,115	254
Home equity - 2nd lien	3,212	3,215	419	3,352	3,347	462
Loans not secured by real estate	711	835	89	741	902	75
Other	12	12	1	16	16	1
	103,514	108,211	13,233	112,333	118,328	15,158
Total
Commercial
Income producing - real estate	18,704	19,874	689	21,580	22,809	1,161
Land, land development & construction-real estate	4,507	5,134	499	5,551	7,347	686
Commercial and industrial	10,936	11,153	2,006	13,492	13,616	2,031
Mortgage
1-4 family	53,206	56,112	6,195	57,620	60,776	7,236
Resort lending	18,847	19,360	3,075	20,206	20,771	3,221
Home equity - 1st lien	162	177	14	154	164	11
Home equity - 2nd lien	125	205	27	42	118	20
Installment
Home equity - 1st lien	2,744	2,970	219	2,959	3,115	254
Home equity - 2nd lien	3,212	3,215	419	3,352	3,347	462
Loans not secured by real estate	711	835	89	741	902	75
Other	12	12	1	16	16	1
Total	$113,166	$119,047	$13,233	$125,713	$132,981	$15,158
Accrued interest included in recorded investment	$397			$469
(1) There were no impaired payment plan receivables at December 31, 2014 or 2013.

Sales of certain commercial watch, substandard and non-performing loans
During the second quarter of 2013, we sold certain commercial watch, substandard and non-performing loans as follows:

(In thousands)
Income producing - real estate	$4,570
Land, land development and construction - real estate	401
Commercial and industrial	3,630
Total	$8,601

Average recorded investment in and interest income earned on impaired loans by class
Average recorded investment in and interest income earned on impaired loans by class for the years ended December 31 follows (1):

	2014		2013		2012
	Average	Interest	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income	Recorded	Income
	Investment	Recognized	Investment	Recognized	Investment	Recognized
With no related allowance recorded:	(In thousands)
Commercial
Income producing - real estate	$7,660	$250	$5,765	$340	$2,981	$166
Land, land development & construction-real estate	1,145	64	3,092	240	2,549	150
Commercial and industrial	3,351	152	3,980	226	3,526	246
Mortgage
1-4 family	29	-	5	11	290	-
Resort lending	40	1	28	-	222	-
Home equity - 1st lien	-	-	-	-	-	-
Home equity - 2nd lien	-	-	-	-	-	-
Installment
Home equity - 1st lien	-	2	1,604	83	1,961	97
Home equity - 2nd lien	-	-	1,841	96	2,093	111
Loans not secured by real estate	-	-	470	23	549	30
Other	-	-	15	1	22	2
	12,225	469	16,800	1,020	14,193	802
With an allowance recorded:
Commercial
Income producing - real estate	12,772	677	18,164	587	23,508	571
Land, land development & construction-real estate	3,939	149	6,186	149	10,305	183
Commercial and industrial	8,500	294	11,795	457	17,828	467
Mortgage
1-4 family	55,877	2,286	60,858	2,622	66,195	2,852
Resort lending	19,458	753	21,708	836	24,286	1,000
Home equity - 1st lien	160	6	136	4	65	2
Home equity - 2nd lien	57	2	42	2	81	3
Installment
Home equity - 1st lien	2,837	174	1,448	85	1,432	50
Home equity - 2nd lien	3,359	188	1,546	86	1,325	51
Loans not secured by real estate	719	35	314	17	221	10
Other	14	1	3	1	-	-
	107,692	4,565	122,200	4,846	145,246	5,189
Total
Commercial
Income producing - real estate	20,432	927	23,929	927	26,489	737
Land, land development & construction-real estate	5,084	213	9,278	389	12,854	333
Commercial and industrial	11,851	446	15,775	683	21,354	713
Mortgage
1-4 family	55,906	2,286	60,863	2,633	66,485	2,852
Resort lending	19,498	754	21,736	836	24,508	1,000
Home equity - 1st lien	160	6	136	4	65	2
Home equity - 2nd lien	57	2	42	2	81	3
Installment
Home equity - 1st lien	2,837	176	3,052	168	3,393	147
Home equity - 2nd lien	3,359	188	3,387	182	3,418	162
Loans not secured by real estate	719	35	784	40	770	40
Other	14	1	18	2	22	2
Total	$119,917	$5,034	$139,000	$5,866	$159,439	$5,991

(1)	There were no impaired payment plan receivables during the years ending December 31, 2014, 2013 and 2012.

Troubled debt restructurings
Troubled debt restructurings at December 31 follow:

	2014
	Commercial	Retail		Total
	(In thousands)
Performing TDR's	$29,475	$73,496		$102,971
Non-performing TDR's(1)	1,978	5,225	(2)	7,203
Total	$31,453	$78,721		$110,174

	2013
	Commercial	Retail		Total
	(In thousands)
Performing TDR's	$35,134	$79,753		$114,887
Non-performing TDR's(1)	4,347	4,988	(2)	9,335
Total	$39,481	$84,741		$124,222

(1)	Included in non-performing loans table above.
(2)	Also includes loans on non-accrual at the time of modification until six payments are received on a timely basis.

Troubled debt restructuring during the period
Loans that have been classified as troubled debt restructurings during the three years ended December 31 follow:

		Pre-modification	Post-modification
	Number of	Recorded	Recorded
	Contracts	Balance	Balance
2014	(Dollars in thousands)
Commercial
Income producing - real estate	4	$426	$389
Land, land development & construction-real estate	2	55	44
Commercial and industrial	13	2,236	1,606
Mortgage
1-4 family	15	1,576	1,570
Resort lending	6	1,583	1,572
Home equity - 1st lien	1	17	14
Home equity - 2nd lien	1	85	84
Installment
Home equity - 1st lien	13	631	523
Home equity - 2nd lien	9	400	400
Loans not secured by real estate	6	114	106
Other	-	-	-
Total	70	$7,123	$6,308
2013
Commercial
Income producing - real estate	6	$4,798	$3,869
Land, land development & construction-real estate	1	16	-
Commercial and industrial	23	2,522	1,901
Mortgage
1-4 family	20	1,968	1,995
Resort lending	5	1,240	1,231
Home equity - 1st lien	1	95	97
Home equity - 2nd lien	-	-	-
Installment
Home equity - 1st lien	25	659	657
Home equity - 2nd lien	16	508	508
Loans not secured by real estate	5	149	110
Other	-	-	-
Total	102	$11,955	$10,368
2012
Commercial
Income producing - real estate	20	$9,464	$8,568
Land, land development & construction-real estate	9	4,800	4,858
Commercial and industrial	50	9,951	7,905
Mortgage
1-4 family	66	8,900	8,488
Resort lending	31	7,750	7,514
Home equity - 1st lien	1	15	-
Home equity - 2nd lien	-	-	-
Installment
Home equity - 1st lien	18	666	632
Home equity - 2nd lien	24	784	768
Loans not secured by real estate	13	325	304
Other	-	-	-
Total	232	$42,655	$39,037

Troubled debt restructuring during the past twelve months that subsequently defaulted
Loans that have been classified as troubled debt restructured during the past twelve months and that have subsequently defaulted during the years ended December 31 follows:

	Number of	Recorded
	Contracts	Balance
2014	(Dollars in thousands)
Commercial
Income producing - real estate	-	$-
Land, land development & construction-real estate	-	-
Commercial and industrial	2	319
Mortgage
1-4 family	1	125
Resort lending	-	-
Home equity - 1st lien	-	-
Home equity - 2nd lien	-	-
Installment
Home equity - 1st lien	-	-
Home equity - 2nd lien	-	-
Loans not secured by real estate	-	-
Other	-	-
Total	3	$444
2013
Commercial
Income producing - real estate	1	$693
Land, land development & construction-real estate	1	334
Commercial and industrial	2	143
Mortgage
1-4 family	1	106
Resort lending	1	156
Home equity - 1st lien	-	-
Home equity - 2nd lien	-	-
Installment
Home equity - 1st lien	2	32
Home equity - 2nd lien	1	22
Loans not secured by real estate	-	-
Other	-	-
Total	9	$1,486
2012
Commercial
Income producing - real estate	2	$827
Land, land development & construction-real estate	-	-
Commercial and industrial	5	230
Mortgage
1-4 family	2	148
Resort lending	4	887
Home equity - 1st lien	-	-
Home equity - 2nd lien	-	-
Installment
Home equity - 1st lien	2	234
Home equity - 2nd lien	1	20
Loans not secured by real estate	-	-
Other	-	-
Total	16	$2,346

Summary of loan ratings by loan class

	Commercial
			Substandard	Non-
	Non-watch	Watch	Accrual	Accrual
	1-6	7-8	9	10-11	Total
			(In thousands)
2014
Income producing - real estate	$241,266	$8,649	$1,918	$1,233	$253,066
Land, land development and construction - real estate	30,869	2,485	390	594	34,338
Commercial and industrial	372,947	23,475	5,998	2,746	405,166
Total	$645,082	$34,609	$8,306	$4,573	$692,570
Accrued interest included in total	$1,479	$111	$25	$-	$1,615
2013
Income producing - real estate	$227,957	$17,882	$3,895	$1,899	$251,633
Land, land development and construction - real estate	25,654	4,829	317	1,036	31,836
Commercial and industrial	318,183	26,303	6,469	2,434	353,389
Total	$571,794	$49,014	$10,681	$5,369	$636,858
Accrued interest included in total	$1,433	$147	$44	$-	$1,624

For each of our mortgage and installment segment classes we generally monitor credit quality based on the credit scores of the borrowers. These credit scores are generally updated at least annually. The following tables summarize credit scores by loan class for our mortgage and installment loan segments at December 31:

	Mortgage (1)
			Home	Home
		Resort	Equity	Equity
	1-4 Family	Lending	1st Lien	2nd Lien	Total
	(In thousands)
2014
800 and above	$27,918	$14,484	$3,863	$6,225	$52,490
750-799	72,674	45,950	6,128	14,323	139,075
700-749	52,843	32,660	3,054	9,642	98,199
650-699	51,664	20,250	3,257	8,194	83,365
600-649	27,770	6,538	1,704	3,862	39,874
550-599	21,361	3,639	994	1,721	27,715
500-549	14,575	2,156	699	1,401	18,831
Under 500	6,306	875	261	632	8,074
Unknown	4,075	2,184	242	674	7,175
Total	$279,186	$128,736	$20,202	$46,674	$474,798
Accrued interest included in total	$1,311	$562	$88	$209	$2,170
2013
800 and above	$23,924	$13,487	$3,650	$5,354	$46,415
750-799	60,728	56,880	4,560	11,809	133,977
700-749	58,269	35,767	3,289	8,628	105,953
650-699	49,771	21,696	2,316	7,145	80,928
600-649	34,991	8,555	2,621	5,141	51,308
550-599	24,616	3,261	1,165	2,485	31,527
500-549	14,823	2,271	644	1,560	19,298
Under 500	9,492	1,160	323	360	11,335
Unknown	4,809	2,879	233	247	8,168
Total	$281,423	$145,956	$18,801	$42,729	$488,909
Accrued interest included in total	$1,300	$650	$97	$229	$2,276

(1)	Credit scores have been updated within the last twelve months.

	Installment(1)
	Home	Home	Loans not
	Equity	Equity	Secured by
	1st Lien	2nd Lien	Real Estate	Other	Total
	(In thousands)
2014
800 and above	$2,272	$2,835	$31,507	$60	$36,674
750-799	5,677	8,557	66,558	583	81,375
700-749	3,111	6,358	28,179	689	38,337
650-699	3,963	5,477	16,152	615	26,207
600-649	3,434	2,408	5,128	255	11,225
550-599	2,019	1,913	1,896	134	5,962
500-549	1,128	1,036	1,672	84	3,920
Under 500	393	427	455	28	1,303
Unknown	77	81	1,842	44	2,044
Total	$22,074	$29,092	$153,389	$2,492	$207,047
Accrued interest included in total	$93	$112	$445	$19	$669

2013
800 and above	$2,977	$3,062	$23,649	$53	$29,741
750-799	6,585	11,197	48,585	557	66,924
700-749	4,353	9,487	25,343	683	39,866
650-699	4,815	6,832	15,256	646	27,549
600-649	3,173	2,824	5,289	258	11,544
550-599	2,843	2,084	2,785	213	7,925
500-549	1,483	1,715	1,732	130	5,060
Under 500	751	663	516	29	1,959
Unknown	162	80	1,892	42	2,176
Total	$27,142	$37,944	$125,047	$2,611	$192,744
Accrued interest included in total	$114	$144	$399	$22	$679

(1)	Credit scores have been updated within the last twelve months.

Mepco is a wholly-owned subsidiary of our Bank that operates a vehicle service contract payment plan business throughout the United States. See note #11 for more information about Mepco’s business. As of December 31, 2014, approximately 69.6% of Mepco’s outstanding payment plan receivables relate to programs in which a third party insurer or risk retention group is obligated to pay Mepco the full refund owing upon cancellation of the related service contract (including with respect to both the portion funded to the service contract seller and the portion funded to the administrator). These receivables are shown as “Full Refund” in the table below. Another approximately 17.7% of Mepco’s outstanding payment plan receivables as of December 31, 2014, relate to programs in which a third party insurer or risk retention group is obligated to pay Mepco the refund owing upon cancellation only with respect to the unearned portion previously funded by Mepco to the administrator (but not to the service contract seller). These receivables are shown as “Partial Refund” in the table below. The balance of Mepco’s outstanding payment plan receivables relate to programs in which there is no insurer or risk retention group that has any contractual liability to Mepco for any portion of the refund amount. These receivables are shown as “Other” in the table below. For each class of our payment plan receivables we monitor financial information on the counterparties as we evaluate the credit quality of this portfolio.

The following table summarizes credit ratings of insurer or risk retention group counterparties by class of payment plan receivable at December 31:

	Payment Plan Receivables
	Full	Partial
	Refund	Refund	Other	Total
	(In thousands)
2014
AM Best rating
A+	$-	$43	$-	$43
A	10,007	6,190	-	16,197
A-	1,989	685	5,054	7,728
Not rated	15,857	176	-	16,033
Total	$27,853	$7,094	$5,054	$40,001
2013
AM Best rating
A	$20,203	$4,221	$-	$24,424
A-	4,058	832	7,496	12,386
Not rated	23,816	-	12	23,828
Total	$48,077	$5,053	$7,508	$60,638

Other mortgage loans service's principal balances
Mortgage loans serviced for others are not reported as assets on the Consolidated Statements of Financial Condition. The principal balances of these loans at December 31 follow:

	2014	2013
	(In thousands)
Mortgage loans serviced for :
Fannie Mae	$913,863	$981,031
Freddie Mac	748,833	753,143
Other	104	111
Total	$1,662,800	$1,734,285

Schedule of capitalized mortgage loan servicing rights
An analysis of capitalized mortgage loan servicing rights for the years ended December 31 follows:

	2014	2013	2012
	(In thousands)
Balance at beginning of year	$13,710	$11,013	$11,229
Originated servicing rights capitalized	1,823	3,210	4,006
Amortization	(2,509)	(3,745)	(4,679)
Change in valuation allowance	(918)	3,232	457
Balance at end of year	$12,106	$13,710	$11,013
Valuation allowance	$3,773	$2,855	$6,087
Loans sold and serviced that have had servicing rights capitalized	$1,661,269	$1,732,476	$1,751,960